Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Taxes
Schedule of current tax assets and tax liabilities and movements of deferred income tax

	2022	2021
Current tax assets
Income tax (1)	279,457	1,739,542
VAT refund (2)	4,725,281	3,108,175
Other taxes (3)	1,779,654	1,426,085
	6,784,392	6,273,802
Non-current tax assets
Deferred tax assets (4)	13,392,480	9,024,858
Income tax credits	8,570	5,274
	13,401,050	9,030,132

Current tax liabilities
Income tax payable (5)	6,617,468	1,298,524
Industry and commerce tax (6)	346,958	247,966
Value added tax	206,341	157,452
National tax and surcharge on gasoline	181,490	192,665
Carbon tax	77,721	66,006
Other taxes (7)	200,923	189,491
	7,630,901	2,152,104

Non-current tax liabilities
Deferred tax liabilities (8)	13,479,336	10,850,463
Income tax payable	90,897	65,130
Income tax (9)	1,705,411	1,208,927
	15,275,644	12,124,520

(1)	The variation corresponds mainly to the use of the balance in favor of the 2021 income tax return, of Ecopetrol S.A.
(2)

It corresponds mainly to the balance in favor of the value added tax (VAT) in Ecopetrol S.A. for $4,165,563, Esenttia S.A. for $252,977, ISA Group for $189,538, and other companies for $50,305, among others, and a favorable balance in the industry and commerce tax in Ecopetrol S.A. for $57,543, and Cenit for $8,887, and other companies for $468.

(3)

It includes the potential tax credit of the VAT paid in the acquisition of real productive fixed assets, in accordance with the section 258-1 of the Colombia Tax Code. Additionally, it includes advances and self-withholdings of territorial taxes.

(4)	Mainly corresponds to the loans payable in dollar of Ecopetrol Business Group, that increased due to the currency devaluation in 2022 (21%), and the increase in debt levels.
(5)

The increase between the prior year mainly corresponds to the better results obtained in the year by Ecopetrol S.A., due to the growth of revenue given the increase in the average prices of the basket of crude oil, natural gas, and products, and the higher revenue obtained by the midstream segment, and the increase in the tax rate (35% in 2022 vs. 31% in 2021), among others.

(6)	The increase between the prior year mainly corresponds to the higher income obtained by Ecopetrol Business Group.
(7)	The variation mainly corresponds to the increase in royalties’ payments, transport tax, among others, due to the improved results in the fiscal year 2022.
(8)

The variation mainly corresponds to the temporary differences related to IAS 12.41 and the deferred tax of ISA, represented by the changes related to the contractual asset CPC 47 and the deferral of income in accordance with Law 12,973/2014 in Companhia de Transmissao de Energia Eletrica Paulista (CTEEP), the application of additional depreciation shifts, effect of the exchange difference of international bonds and actuarial liabilities in ISA and among others.

(9)	Mainly corresponds to the contributions payable by the ISA group of PIS, CONFIS of CTEEP and subsidiaries located in Brazil.

Schedule of income tax expense

	2022	2021	2020
Current income tax (1)	16,791,619	6,975,549	2,861,606
Deferred income tax (2)	2,813,817	1,939,567	(791,824)
Deferred income tax – rate change (3)	(658,919)	(28,993)	—
Adjustments to prior years’ current and deferred tax(4)	17,421	(90,860)	(31,121)
Income tax expenses	18,963,938	8,795,263	2,038,661
(1)

The increase between 2022 and 2021 by $9,816,070 corresponds mainly to the better results obtained in the year in Ecopetrol S.A., generated by the growth of revenue given the increase in the average prices of the crude basket oil, natural gas, and products, and the higher revenue obtained by the midstream segment, and the increase in the tax rate (35% in 2022 vs. 31% in 2021), among others.

(2)

The variation between 2022 and 2021 by $874,250 corresponds mainly to the effect of the exchange rate on loans denominated in foreign currencies of Ecopetrol S.A. and Refinería de Cartagena, to the adjustment of the calculation of deferred tax for capital gains, from 10% to 15%, associated with the disinvestment of the share of Ecopetrol S.A. in the opportunity called Roger project, among others.

(3)

The variation between 2022 and 2021 by ($656,926) corresponds mainly to the effect of the Law 2277 of 2022, that established an additional point on the income tax rate of 5%, 10%, or 15% as of the year 2023 and following years.

(4)	The variation between 2022 and 2021 by $108,281 corresponds mainly to the difference between the provision and the income tax return for fiscal year 2021 filed in 2022.

Schedule of reconciliation of the income tax expenses

	2022	2021	2020
Net income before income tax	54,163,418	26,425,817	4,776,514
Statutory rate (Colombia)	35.0%	31.0%	32.0%
Income tax at statutory rate	18,957,196	8,192,003	1,528,484
Effective tax rate reconciliation items:
Adjustment - IAS 12.41	1,946,269	1,194,065	247,358
Non–deductible expenses	448,433	387,407	29,649
Reversal of deferred tax recognized in prior years	—	—	245,508
Rate differential adjustment	(670,080)	(304,176)	14,974
Non–taxable income	(739,243)	(517,483)	(35,471)
Prior years’ taxes	17,421	(90,860)	(31,121)
Foreign currency translation and exchange difference	(82,028)	(149,035)	59,852
Tax discounts and tax credit	(184,054)	(173,154)	(20,572)
Others	(71,057)	285,489	—
Effect of tax reform	(658,919)	(28,993)	—
Income tax calculated	18,963,938	8,795,263	2,038,661
Effective tax rate	35.0%	33.3%	42.7%
Current	16,801,363	6,940,660	2,583,832
Deferred	2,162,575	1,854,603	(545,171)
	18,963,938	8,795,263	2,038,661

Schedule of deferred income tax

	2022	2021
Deferred tax assets (1)	13,392,480	9,024,858
Deferred tax liabilities (2)	(13,479,336)	(10,850,463)
Net deferred income tax	(86,856)	(1,825,605)
(1)	Mainly corresponds to the loans payable in dollar of Ecopetrol Business Group, that increased due to the currency devaluation in 2022 (21%), and the increase in debt levels of the Business Group.
(2)

The variation mainly corresponds to the deferred tax of ISA, represented by the deferral of income and the application of accelerated depreciation amounts in Companhia de Transmissao de Energia Eletrica Paulista (CTEEP).

Schedule of deferred income tax assets and liabilities

	2022	2021
Deferred tax assets (liabilities)
Loans(1)	8,707,743	3,385,388
Loss carry forwards (2)	6,497,845	6,122,243
Provisions (3)	3,712,239	4,029,550
Employee benefits (4)	963,558	1,378,161
Accounts payable	54,611	13,774
Presumptive income tax excesses (5)	—	180,563
Goodwill (6)	(604,350)	(405,973)
Other (7)	(3,499,216)	(3,050,013)
Accounts receivable (8)	(4,558,699)	(4,029,534)
Property plant and equipment and Natural and environmental resources (9)	(11,360,587)	(9,449,764)
	(86,856)	(1,825,605)
(1)	Corresponds mainly to the effect in the foreign exchange rate (21%) in the fiscal year 2022 and the increase in debt levels of the Business Group.
(2)	In 2022, a deferred tax asset for tax losses carryforwards was recognized for $6,497,845 (2021 - $6,122,243) in the following companies:
-	Tax losses that do not expire: Ecopetrol USA for $339,950 (2021 - $765,914); Refinería de Cartagena for $1,871,732 (2021 - $2,027,433); and ISA Group companies in Chile for $35,806 (2021 - $20,818).
-	Tax losses that expire in 12 years in Invercolsa for $17,524 (2021 - $14,626).
-	Tax losses that expire in 20 years from the date they were recognized by Ecopetrol USA Inc. for $1,887,805 (2021 - $1,591,781).
-

Tax losses expiring in 2025 of Ruta de la Araucanía and Transamerican for $111,273 (2021 - $137,289); 2027, Ruta Costera for $84,964 (2021 - $17,953); 2030 from Internexa Chile for $16,062 (2021 - $12,931); 2029 of Ruta del Maipó for $1,000,632 (2021 - $763,272); 2040 from ISA Interchile for $1,104,625 (2021 - $756,410); and 2044 Ruta del Loa for $27,472 (2021 - $13,816).

(3)Corresponds to non-deductible accounting provisions, mainly the asset retirement obligation (ARO) provision.

(4)	Corresponds to update of the actuarial calculations for health, pensions and bonds, education, and other long-term benefits to employee.
(5)	In 2021, Refineria de Cartagena recognized deferred tax assets by COP$180,563
(6)

According to Colombian tax law until the fiscal year 2016, goodwill was subject to amortization for fiscal proposes, while under IFRS it is only allowed to be subject to impairment tests, a difference that results in a deferred tax liability, variances related to translation adjustment from the year.

(7)

The variation corresponds mainly to: a) the balance of regulatory security works and payment of pre-existing infrastructure of the concessionaires in Chile and in Companhia de Transmissão de Energía Elétrica Paulista (CTEEP) for the provision associated with law 4819 pension benefits, b) the total deferred tax liability of ISA's consolidated, mainly in Ruta del Maipo due to the readjustment of the financial asset and c) the effect of business combination (ISA).

(8)

The variation mainly corresponds to the deferred tax of ISA, represented by the deferral of income and the application of accelerated depreciation amounts in Companhia de Transmissao de Energia Eletrica Paulista (CTEEP).

(9)

For tax purposes, natural and environmental resources, and property, plant, and equipment have a useful life and a depreciation and amortization methodology different from those determined under international accounting standards, mainly in ISA Colombia and Transmantaro considering their accelerated depreciation in 2022.

Schedule of movements of deferred income tax

	2022	2021	2020
Opening balance	(1,825,605)	6,034,706	5,480,516
Deferred tax recognized in profit or loss	(2,162,575)	(1,854,603)	545,171
Increase due to business combination	96,767	(7,877,297)	(383,346)
Deferred tax recognized in other comprehensive income (a)	4,769,474	1,535,151	89,526
Other	(24,132)	(35,033)	—
Foreign currency translation	(940,785)	371,471	302,839
Closing balance	(86,856)	(1,825,605)	6,034,706

(a)The following is the detail of the income tax recorded in other comprehensive income:

Schedule of income tax recorded in other comprehensive income

December 31. 2022	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	1,254,514	(586,260)	668,254
Cash flow hedging for future crude oil exports (Note 30.3)	3,167,351	(1,638,602)	1,528,749
Hedge of a net investment in a foreign operation (Note 30.4)	7,526,124	(2,538,389)	4,987,735
Hedge with derivative instruments	(111,690)	(6,223)	(117,913)
	11,836,299	(4,769,474)	7,066,825

December 31. 2021	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	(2,456,667)	679,510	(1,777,157)
Cash flow hedging for future crude oil exports (Note 30.3)	1,259,269	(450,492)	808,777
Hedge of a net investment in a foreign operation (Note 30.4)	4,579,758	(1,708,348)	2,871,410
Hedge with derivative instruments	191,487	(55,821)	135,666
	3,573,847	(1,535,151)	2,038,696

December 31. 2020	Pre-tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	(137,459)	41,238	(96,221)
Cash flow hedging for future crude oil exports (Note 30.3)	(1,186)	1,908	722
Hedge of a net investment in a foreign operation (Note 30.4)	520,490	(156,147)	364,343
Hedge with derivative instruments	(78,547)	23,475	(55,072)
	303,298	(89,526)	213,772

Schedule of income tax rate

Year	General Rate*
2020	32%
2021	31%

(*) Applicable rate for Colombian companies, permanent establishments, and foreign entities.

< percentile 30	0%
> = percentile 30 and < percentile 45	5%
> = percentile 45 and < percentile 60	10%
> = percentile 60	15%